Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Dec. 31, 2011	$ 24,473	$ 216	$ 24,784	$ (527)
Beginning Balance, shares at Dec. 31, 2011		2,156,250
Sale of 7,500,000 units on December 19, 2012, net of underwriters' discount and offering expenses (including 6,289,495 subject to possible redemption)	70,026,199	$ 750	70,025,449
Sale of 7,500,000 units on December 19, 2012, net of underwriters' discount and offering expenses (including 6,289,495 subject to possible redemption), shares		7,500,000
Reclassification of shares subject to possible redemption at redemption value on December 19, 2012	(62,894,948)	$ (629)	(62,894,319)
Reclassification of shares subject to possible redemption at redemption value on December 19, 2012, shares		(6,289,495)
Warrant liability recorded on December 19, 2012	(5,906,250)		(5,906,250)
Sale of 375,000 units to Sponsor on December 19, 2012	3,750,000	$ 37	3,749,963
Sale of 375,000 units to Sponsor on December 19, 2012, shares		375,000
Change in shares subject to possible redemption, value	58,783	$ 1	$ 58,782
Change in shares subject to possible redemption, shares		5,878
Net Loss	(58,256)			(58,256)
Ending Balance at Dec. 31, 2012	$ 5,000,001	$ 375	$ 5,058,409	$ (58,783)
Ending Balance, shares at Dec. 31, 2012		3,747,633
Forfeiture of Sponsor shares in connection with the underwriter's election to not exercise their over-allotment option		$ (28)	28
Forfeiture of Sponsor shares in connection with the underwriter's election to not exercise their over-allotment option, shares		(281,250)
Change in shares subject to possible redemption, value	$ 1,026,635	$ 10	$ 1,026,625
Change in shares subject to possible redemption, shares		102,664
Net Loss	(1,026,635)			$ (1,026,635)
Ending Balance at Dec. 31, 2013	5,000,001	$ 357	$ 6,085,062	$ (1,085,418)
Ending Balance, shares at Dec. 31, 2013		3,569,047
Redemption of 964,691 shares	(9,646,910)	$ (96)	(9,646,814)
Redemption of 964,691 shares, shares		(964,691)
Change in shares subject to possible redemption, value	11,278,703	$ 112	$ 11,278,591
Change in shares subject to possible redemption, shares		1,127,870
Net Loss	(1,631,793)			$ (1,631,793)
Ending Balance at Dec. 31, 2014	898,111	$ 373	$ 7,716,839	$ (2,717,211)
Ending Balance, shares at Dec. 31, 2014		3,732,226
Net Loss	(115,578)
Distribution	(309,015)
Ending Balance at Jun. 30, 2015	$ 473,518